COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		12 Months Ended
	May 13, 2022	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Cash underwriting discount per unit	$ 0.10
Payment of underwriter discount	$ 920,000
Deferred fee per unit		$ 0.40
Deferred underwriting commissions payable to underwriter		$ 3,680,000
Forward purchase agreement
COMMITMENTS AND CONTINGENCIES
Maximum forward purchase transaction amount		75,000
Quarterly fee paid		$ 5,000
Share price		$ 0.05
Disposition of share price		$ 0.03
Additional fees and expenses paid		$ 75,000
Termination fees		$ 500,000
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Underwriting option period	45 days
Number of units sold	1,200,000
Underwriter | Class A common stock
COMMITMENTS AND CONTINGENCIES
Number of shares issued		138,000